Short-Term Government Securities Fund Expense Example - Short-Term Government Securities Fund - Short-Term Government Securities Fund	Dec. 31, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	268
Expense Example, with Redemption, 5 Years	475
Expense Example, with Redemption, 10 Years	$ 1,072